Average Annual Total Returns (Invesco Moderate Growth Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return Before Taxes
1 Year	13.12%
5 Years	3.06%
Since Inception	5.08%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions | Class Institutional, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return After Taxes on Distributions
1 Year	12.05%
5 Years	2.14%
Since Inception	4.21%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.70%
5 Years	2.25%
Since Inception	4.02%
Inception Date	Apr. 29, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.63%
Inception Date	Apr. 30, 2005
Custom Moderate Growth Allocation Index (Pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Growth Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	13.76%
5 Years	3.73%
Since Inception	5.11%
Inception Date	Apr. 30, 2005
Custom Moderate Growth Allocation Index (Post-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Growth Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.76%
5 Years	3.36%
Since Inception	4.78%
Inception Date	Apr. 30, 2005
Lipper Mixed-Asset Target Allocation Growth Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Growth Funds Index:
1 Year	12.55%
5 Years	4.04%
Since Inception	4.90%
Inception Date	Apr. 30, 2005